Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2022
Summary of Significant Accounting Policies
Basis of preparation

Basis of preparation

The unaudited condensed consolidated interim financial statements of the Company are prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting.” Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited annual consolidated financial statements for the year ended December 31, 2021 and accompanying notes, which have been prepared in accordance with IFRS as issued by the International Accounting Standards Board.

The accounting policies applied are consistent with the accounting policies as outlined in the basis of presentation section included in Note 2 of the audited financial statements as of and for the year ended December 31, 2021. As of January 1, 2022, the following accounting policy in respect to the Company’s loan and warrants with European Investment Bank (“EIB”) are in effect:

EIB Loan

EIB Loan

All loans and borrowings are classified as financial liabilities and are initially recorded at fair value less the value attributable to any separately accounted for embedded derivative. Further, considerations from the lender for other elements in the transaction are accounted for separately. After initial recognition, any such loans and borrowings are measured at amortized cost using the effective interest method, with the amortization recognized in finance costs.

In August 2020, the Company executed a loan agreement, or the EIB Loan, for a principal amount of €20.0 million, divided into three tranches. On February 17, 2022 the first tranche of the Company’s loan agreement with EIB was drawn down. The loan is initially recorded at fair value less the value attributable to any separately accounted for embedded derivative. The loan is subsequently measured at amortized cost, with the unwinding of the discount recorded in finance costs over the life of the loan.

EIB Warrants

EIB Warrants

On February 17, 2022, warrants were issued to EIB as part of the draw down of the first tranche of the EIB Loan. The warrants are part of the overall return to EIB on the financing arrangement and are thus accounted for in accordance with the Financial Instruments Standards (IAS) 32 and IFRS 9. EIB is entitled to elect net in cash settlement at any time, and consequently a financial liability for the redemption amount is recognized.

The liability is measured initially at its fair value and is subsequently remeasured at the redemption amount. The redemption amount is an amount equal to the volume weighted average price per ordinary share, or VWAP, for a period of six months following the exercise of the cash settlement option. The remeasurements are presented as finance expense or finance income.

Basis of preparation - continued

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates and requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the unaudited condensed consolidated interim financial statements are disclosed in Note 3.

Reclassifications of prior period presentation	Reclassifications of prior period presentation Certain items in prior year condensed consolidated financial statements have been reclassified to conform to the current period’s presentation.
Standards issued but not yet effective

Standards issued but not yet effective

There were a number of standards and interpretations which were issued but were not yet effective at March 31, 2022 and have not been adopted for these financial statements, including:

●	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current (January 1, 2023)
●	Amendment to IAS 1 Presentation of Financial Statements: Disclosure of Accounting Policies (January 1, 2023)
●	Amendment to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates (January 1, 2023)

The Company expects to adopt these standards, updates and interpretations when they become mandatory. These standards are not expected to have a significant impact on disclosures or amounts reported in the Company’s financial statements in the period of initial application and future reporting periods.